Investments in associates	12 Months Ended
Dec. 31, 2024
Investments in associates
Investments in associates

15       Investments in associates

	For the year ended December 31,
	2024	2023
Balances at the beginning of the year	11,992	1,911
Share of (loss)/income in associates (Note 10)	(996)	7,108
Contributions	666	84
Acquisitions (1)	—	3,384
Others	65	(425)
Translation differences	19	(70)
Balances at the end of the year	11,746	11,992

(1) Consist of the consideration for the acquisition of Navinten S.A. (Note 28)

Breakdown of the share of (loss)/income in associates is as follows:

	2024	2023	2022
Sociedad Aeroportuaria Kuntur Wasi S.A.	(666)	(84)	(260)
Navinten S.A. (**)	(263)	7,292	—
Others	(67)	(100)	(710)
	(996)	7,108	(970)

Main Associates are as follows:

			Investment in associates
			Percentage of
			ownership at		For the year ended
		Country of	December 31,		December 31,
Company	Main activity	incorporation	2024	2023	2024	2023
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.90%	99.90%	1,000	1,000
Navinten S.A. (**)	Duty free operation	Uruguay	49.00%	49.00%	10,001	10,264
Sociedad Aeroportuaria Kuntur Wasi S.A. (***)	Airport Operation	Perú	50.00%	47.90%	—	—
Others		—	—	—	745	728
					11,746	11,992

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

15       Investments in associates (Cont.)

(**) See Note 28 regarding the acquisition of Navinten S.A.

(***) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero; therefore, since then the investment has been maintained in zero.